BANK BORROWINGS (Details 3)			0 Months Ended			0 Months Ended			0 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		0 Months Ended	1 Months Ended			12 Months Ended		0 Months Ended		12 Months Ended					0 Months Ended													0 Months Ended	12 Months Ended					12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	May 17, 2011 Trina China Export-Import Bank of China USD ($)	Dec. 31, 2013 Trina China Export-Import Bank of China USD ($)	Dec. 31, 2012 Trina China Export-Import Bank of China USD ($)	Jun. 29, 2011 Trina China CDB USD ($)	Dec. 31, 2013 Trina China CDB USD ($)	Dec. 31, 2012 Trina China CDB USD ($)	Dec. 23, 2011 Trina China Agriculture Bank of China USD ($)	Dec. 23, 2011 Trina China Agriculture Bank of China CNY	Dec. 31, 2013 Trina China Agriculture Bank of China USD ($) item	Dec. 31, 2012 Trina China Agriculture Bank of China USD ($)	Dec. 31, 2013 Trina China US LIBOR Export-Import Bank of China	Dec. 31, 2012 Trina China US LIBOR Export-Import Bank of China	Dec. 31, 2013 Trina China US LIBOR CDB	Dec. 31, 2012 Trina China US LIBOR CDB	Dec. 07, 2011 Trina Solar (Changzhou) Science and Technology Co., Ltd. Standard Chartered Bank USD ($) MW	Dec. 31, 2011 Trina Solar (Changzhou) Science and Technology Co., Ltd. Standard Chartered Bank	Dec. 31, 2013 Trina Solar (Changzhou) Science and Technology Co., Ltd. Standard Chartered Bank USD ($)	Dec. 31, 2012 Trina Solar (Changzhou) Science and Technology Co., Ltd. Standard Chartered Bank USD ($)	Dec. 31, 2013 Trina Solar (Changzhou) Science and Technology Co., Ltd. HIBOR Standard Chartered Bank	Dec. 31, 2012 Trina Solar (Changzhou) Science and Technology Co., Ltd. HIBOR Standard Chartered Bank	Dec. 31, 2012 Trina Solar (Luxembourg) Holdings S.A.R.L. CDB USD ($)	Dec. 31, 2013 Trina Solar (Luxembourg) Holdings S.A.R.L. CDB USD ($)	Dec. 31, 2013 Trina Solar (Luxembourg) Holdings S.A.R.L. US LIBOR CDB	Dec. 31, 2012 Trina Solar (Luxembourg) Holdings S.A.R.L. US LIBOR CDB	Dec. 31, 2013 Long-term borrowings secured by plants, machineries, and land use rights USD ($)	Dec. 31, 2012 Long-term borrowings secured by plants, machineries, and land use rights USD ($)	Dec. 31, 2013 Long-term borrowings secured by solar project assets USD ($)	Nov. 15, 2013 Long-term borrowings secured by solar project assets Wu Wei Trina Solar Electricity Generation Pte Ltd. CDB USD ($)	Nov. 15, 2013 Long-term borrowings secured by solar project assets Wu Wei Trina Solar Electricity Generation Pte Ltd. CDB CNY	Dec. 31, 2013 Long-term borrowings secured by solar project assets Wu Wei Trina Solar Electricity Generation Pte Ltd. CDB USD ($)	Dec. 31, 2013 Long-term borrowings secured by solar project assets Wu Wei Trina Solar Electricity Generation Pte Ltd. CDB CNY	Dec. 31, 2013 Long-term borrowings guaranteed by Trina USD ($)	Dec. 31, 2012 Long-term borrowings guaranteed by Trina USD ($)	Dec. 31, 2013 Unsecured long-term borrowings USD ($)	Dec. 31, 2012 Unsecured long-term borrowings USD ($)	Dec. 31, 2013 Long-term borrowings secured by property, plant and equipment Trina China Syndicate of banks USD ($)	Dec. 31, 2013 Long-term borrowings secured by property, plant and equipment Trina China Export-Import Bank of China USD ($)	Dec. 31, 2013 Long-term borrowings secured by property, plant and equipment Trina Solar (Changzhou) Science and Technology Co., Ltd. Standard Chartered Bank USD ($)	Dec. 31, 2013 Long-term borrowings secured by land use right Trina China Syndicate of banks USD ($)	Dec. 31, 2013 Long-term borrowings secured by land use right Trina China Agriculture Bank of China USD ($)	Sep. 08, 2009 Long-term bank loans, secured by building and machinery of Trina China Trina China Syndicate of banks	Dec. 31, 2013 Long-term bank loans, secured by building and machinery of Trina China Trina China Syndicate of banks USD ($)	Dec. 31, 2012 Long-term bank loans, secured by building and machinery of Trina China Trina China Syndicate of banks USD ($)	Sep. 08, 2009 Long-term bank loans, secured by building and machinery of Trina China Trina China Renminbi (RMB) facility USD ($)	Sep. 08, 2009 Long-term bank loans, secured by building and machinery of Trina China Trina China Renminbi (RMB) facility CNY	Sep. 08, 2009 Long-term bank loans, secured by building and machinery of Trina China Trina China US dollar facility USD ($)	Dec. 31, 2013 Long-term bank loans, secured by building and machinery of Trina China Trina China US LIBOR Syndicate of banks	Dec. 31, 2012 Long-term bank loans, secured by building and machinery of Trina China Trina China US LIBOR Syndicate of banks
Long-term borrowings
Long-term borrowings	$ 422,658,868	$ 579,197,688																									$ 147,077,179	$ 300,271,499	$ 11,481,245					$ 80,000,000	$ 80,000,000	$ 184,100,444	$ 198,926,189
Term of credit facility			3 years			3 years			3 years	3 years							3 years						3 years							180 months	180 months												5 years
Maximum borrowing capacity			40,000,000			180,000,000			4,800,000	30,000,000							100,000,000						80,000,000							60,700,000	370,000,000							253,565,110	27,481,009	100,656,111	13,974,361	2,292,987				242,000,000	1,524,600,000	80,000,000
Borrowing capacity designated solely for the expansion of the Company's production capacity																																														205,100,000	1,292,000,000	80,000,000
Loan balance outstanding			14,000,000	3,500,000	10,500,000		180,000,000	180,000,000			4,800,000	4,800,000							45,200,000	100,000,000			80,000,000	80,000,000								11,500,000	70,000,000											93,500,000	184,600,000
Weighted average interest rate for borrowings (as a percent)																																																	6.62%	6.43%
Interest rate on RMB-denominated borrowings as a percentage of the rate stipulated by the People's Bank of China for loans of similar duration																																												110.00%
Variable interest rate base													six-month US LIBOR		three-month US LIBOR						Hong Kong Interbank Offered Rate				six-month US LIBOR																								six-month US London Interbank Offered Rate
Interest rate, basis points added to variable rate (as a percent)													3.80%		3.00%						2.25%				3.70%																								3.00%
Remaining undrawn amount under the credit facility			$ 26,000,000																													$ 49,200,000	300,000,000
Average interest rate (as a percent)											6.65%		4.59%	4.47%	3.57%	3.47%					2.61%	2.63%			4.21%	4.21%
Initial period of draw down																		12 months
Total term of each tranche from initial draw down																		36 months
Extended period of tranche from draw down																		2 years
Expected addition of cell and module capacity (in MW)																	500
Number of loan covenants under the facility											0